Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Agricultural Banks Of China [Member] | Minimum [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest		6.00%
Agricultural Banks Of China [Member] | Maximum [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest		7.20%
Rushan City Rural Credit Unions [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	8.7875%	8.7875%
Loan payable due	Jul. 18, 2022	Jul. 18, 2022